Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Event
Subsequent Events

32. Subsequent Event

In March 2021, the Group adopted 2021 Share Incentive Plan and granted options to purchase 108,557,400 Class B ordinary shares to Mr. Xiang Li, the founder and the CEO of the Company, with certain performance-based vesting conditions.